Interim Condensed Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Statement of Cash Flows [Abstract]
Net income	$ 441	$ 598	$ 279	$ 393	$ 519	$ 1,192	$ 2
Adjustment:
Depreciation and amortization	325	441	315	532	702	672	614
(Gain)/Loss on disposal of property, plant and equipment						36	(71)
Allowance for expected credit losse	13	17		(8)	(11)		(49)
Change in fair value in financial installment	37	49				(2)	(3)
Changes in operating assets:
(Increase)/decrease in inventories	867	1,175	(446)	(1,653)	(2,181)	(9,335)	(1,177)
Decrease/(increase) of accounts receivable other receivables	(388)	(526)	(704)	571	753	(2,495)	5,537
(Decrease)/increase of accounts payable, accruals and other current liabilities	(282)	(382)	1,221	(573)	(757)	374	(1,480)
Decrease of contract liabilities	(1,401)	(1,899)		2,002	2,641	4,319
Repayment of lease liabilities				(220)	(291)
Cash provided by/(used in) operating activities	(388)	(527)	665	1,044	1,375	(5,239)	3,373
Addition of financial assets	(224)	(303)
Proceeds from disposal of property, plant and equipment						20	71
Purchase of property, plant and equipment	(86)	(116)	(244)	(160)	(211)	(817)	(788)
Cash used in investing activities	(310)	(419)	(244)	(160)	(211)	(797)	(717)
Proceeds from bank loans				189	250		1,750
Net (repayment)/drawdown of bank loans	625	847	(1,486)
Net (repayment)/drawdown of lease liabilities	(113)	(154)	3
Repayment of loan from controlling shareholder			(562)	(562)	(741)	(782)	1,523
Repayment of bank loans				(1,290)	(1,702)	(312)	(2,094)
Dividends paid							(2,900)
Proceeds from issuance of shares						14,931
Acquisition of treasury shares				(14)	(18)
Placement of escrowed funds with escrow agent						(804)
Payment of deferred financing costs				(270)	(356)	(1,546)	(361)
Cash (used in)/provided by financing activities	512	693	(2,045)	(1,947)	(2,567)	11,487	(2,082)
Foreign currency effect	(125)	(29)	(52)	(52)	(69)	2	(16)
Net change in cash and cash equivalents	(311)	(282)	(1,676)	(1,115)	(1,472)	5,453	558
Cash and cash equivalents as of beginning of the period	3,858	5,089	6,561	4,973	6,561	1,108	550
Cash and cash equivalents as of the end of the period	3,547	4,807	4,885	3,858	5,089	6,561	1,108
Supplementary Cash Flows Information
Cash paid for interest	174	236	183	387	511	317	217
Cash paid for taxes	$ 93	$ 126		$ 219	$ 289		$ 531